Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Related Party Transactions

NOTE 6 – Related Party Transactions

Office Lease - The Company leases its offices in London from The Doctors Laboratory ("TDL") and has incurred expenses of approximately $133,000,  $134,000 and $139,000 plus VAT during the year ended December 31, 2020, respectively (see Note 7 – Lease Commitment). David Byrne, a non-employee director of the Company, is the Chief Executive Officer of TDL and Dr. Ray Prudo, the Company’s Executive Chairman, is also Non-Executive Chairman of the Board of Directors of TDL.

Laboratory Testing Services - The Company has received laboratory testing services for its clinical trials provided by TDL and has incurred expenses of approximately $234,000,  $186,000 and $8,000 plus VAT during the year ended December 31, 2020, 2019 and 2018, respectively. The Company recorded payable balances to TDL of approximately $100,000,  $119,000, and $49,000 plus VAT as of December 31, 2020, 2019 and 2018, respectively.

Consulting - A non-employee director of the Company began providing business development consulting services in January 2018. The Company has incurred expenses of approximately $100,000,  $100,000 and $84,000 during the year ended December 31, 2020, 2019 and 2018, respectively, relating to these consulting services.